UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22926

Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)
(Exact name of registrant as specified in charter)

120 N Hale Street, Suite 200
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Bruce Bond
Innovator ETFs Trust II (formerly, Elkhorn ETF Trust) 120 N Hale Street, Suite 200 Wheaton, IL 60187
(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

EXPLANATORY NOTE: This Form N-Q filing covers the Innovator S&P Investment Grade Preferred ETF.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments

December 31, 2018 (unaudited)

Investments	Shares	Value
PREFERRED STOCKS—99.5%
Banks—16.7%
BB&T Corp., 5.63%	3,085	$72,528
BB&T Corp., 5.85%	3,025	74,022
BB&T Corp., Series E, 5.63%	3,101	72,439
BB&T Corp., Series F, 5.20%	3,235	71,655
BB&T Corp., Series G, 5.20%	3,237	71,667
First Republic Bank, Series I, 5.50%	15,774	350,498
HSBC Holdings PLC (United Kingdom), Series A, 6.20%	14,459	372,609
JPMorgan Chase & Co., Series AA, 6.10%	2,080	53,123
JPMorgan Chase & Co., Series BB, 6.15%	2,078	53,571
JPMorgan Chase & Co., Series DD, 5.75%	2,111	52,838
JPMorgan Chase & Co., Series P, 5.45%	2,178	53,361
JPMorgan Chase & Co., Series T, 6.70%	2,069	52,573
JPMorgan Chase & Co., Series W, 6.30%	2,077	52,694
JPMorgan Chase & Co., Series Y, 6.13%	2,081	52,753
PNC Financial Services Group, Inc. (The), Series P, 6.13%	6,983	179,743
PNC Financial Services Group, Inc. (The), Series Q, 5.38%	7,712	178,302
US Bancorp, 5.15%	3,998	91,674
US Bancorp, Series B, 3.50%	4,395	82,275
US Bancorp, Series F, 6.50%	3,479	92,124
US Bancorp, Series K, 5.50%	3,800	93,822
Wells Fargo & Co., 5.20%	1,414	31,122
Wells Fargo & Co., Series O, 5.13%	1,424	31,015
Wells Fargo & Co., Series P, 5.25%	1,405	31,008
Wells Fargo & Co., Series Q, 5.85%	1,327	32,604
Wells Fargo & Co., Series R, 6.63%	1,237	32,508
Wells Fargo & Co., Series T, 6.00%	1,324	33,285
Wells Fargo & Co., Series V, 6.00%	1,317	33,070
Wells Fargo & Co., Series W, 5.70%	1,368	32,559
Wells Fargo & Co., Series X, 5.50%	1,389	32,017
Wells Fargo & Co., Series Y, 5.63%	1,384	32,524
Total Banks		2,495,983
Capital Markets—21.5%
Apollo Global Management LLC, Series A, 6.38%	7,632	171,720
Apollo Global Management LLC, Series B, 6.38%	7,677	170,276
Ares Management Corp., Series A, 7.00%	14,263	371,123
Bank of New York Mellon Corp. (The), 5.20%	15,747	357,929
Carlyle Group LP (The), Series A, 5.88%	16,792	342,053
Charles Schwab Corp. (The), Series C, 6.00%	14,665	372,344

See accompanying Notes to Schedule of Investments.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments, CONTINUED

December 31, 2018 (unaudited)

Investments	Shares	Value
Capital Markets (continued)
KKR & Co., Inc., Series A, 6.75%	7,190	$185,933
KKR & Co., Inc., Series B, 6.50%	7,223	187,365
Northern Trust Corp., Series C, 5.85%	14,860	368,677
Oaktree Capital Group LLC, Series A, 6.63%	7,576	173,794
Oaktree Capital Group LLC, Series B, 6.55%	7,561	171,635
State Street Corp., Series C, 5.25%	3,958	89,134
State Street Corp., Series D, 5.90%	3,590	87,883
State Street Corp., Series E, 6.00%	3,649	91,809
State Street Corp., Series G, 5.35%	3,640	86,923
Total Capital Markets		3,228,598
Electric Utilities—12.0%
Alabama Power Co., Series A, 5.00%	15,754	374,000
Duke Energy Corp., 5.13%	16,055	364,448
NextEra Energy Capital Holdings, Inc., 5.00%	8,388	185,291
NextEra Energy Capital Holdings, Inc., Series I, 5.13%	8,294	185,703
PPL Capital Funding, Inc., Series B, 5.90%	15,048	370,482
SCE Trust II, 5.10%	3,457	66,651
SCE Trust III, Series H, 5.75%	2,954	68,356
SCE Trust IV, Series J, 5.38%	3,133	63,600
SCE Trust V, Series K, 5.45%	3,025	63,162
SCE Trust VI, 5.00%	3,518	63,992
Total Electric Utilities		1,805,685
Equity Real Estate Investment—16.5%
Federal Realty Investment Trust, Series C, 5.00%	16,724	348,695
Kimco Realty Corp., Series I, 6.00%	2,957	70,939
Kimco Realty Corp., Series J, 5.50%	3,219	67,953
Kimco Realty Corp., Series K, 5.63%	3,148	67,839
Kimco Realty Corp., Series L, 5.13%	3,480	68,591
Kimco Realty Corp., Series M, 5.25%	3,404	69,612
National Retail Properties, Inc., Series E, 5.70%	7,944	182,712
National Retail Properties, Inc., Series F, 5.20%	8,531	178,298
PS Business Parks, Inc., Series U, 5.75%	3,851	90,306
PS Business Parks, Inc., Series W, 5.20%	4,171	86,298
PS Business Parks, Inc., Series X, 5.25%	4,152	85,946
PS Business Parks, Inc., Series Y, 5.20%	4,273	87,810
Public Storage, Series A, 5.88%	1,352	33,800
Public Storage, Series B, 5.40%	1,450	33,060
Public Storage, Series C, 5.13%	1,486	32,068
Public Storage, Series D, 4.95%	1,554	32,681
Public Storage, Series E, 4.90%	1,565	32,270

See accompanying Notes to Schedule of Investments.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments, CONTINUED

December 31, 2018 (unaudited)

Investments	Shares	Value
Equity Real Estate Investment (continued)
Public Storage, Series F, 5.15%	1,504	$32,426
Public Storage, Series G, 5.05%	1,516	32,336
Public Storage, Series U, 5.63%	1,402	34,335
Public Storage, Series V, 5.38%	1,462	33,041
Public Storage, Series W, 5.20%	1,484	32,663
Public Storage, Series Y, 6.38%	1,328	33,346
Senior Housing Properties Trust, 5.63%	15,335	309,614
Welltower, Inc., Series I, 6.50%	6,198	391,404
Total Equity Real Estate Investment		2,468,043
Insurance—30.2%
Aegon NV (Netherlands), 6.38%	4,898	123,234
Aegon NV (Netherlands), 6.50%	4,850	121,444
Aegon NV (Netherlands), Series 1, 4.00%	5,344	100,681
Allstate Corp. (The), 5.10%	14,956	356,551
Arch Capital Group Ltd. (Bermuda), Series E, 5.25%	8,394	166,789
Arch Capital Group Ltd. (Bermuda), Series F, 5.45%	8,331	169,369
Aspen Insurance Holdings Ltd. (Bermuda), 5.63%	8,176	164,174
Aspen Insurance Holdings Ltd. (Bermuda), 5.95%	7,391	167,258
Axis Capital Holdings Ltd. (Bermuda), Series D, 5.50%	8,140	174,603
Axis Capital Holdings Ltd. (Bermuda), Series E, 5.50%	8,227	172,273
Enstar Group Ltd. (Bermuda), Series D, 7.00%	14,230	332,982
Hartford Financial Services Group, Inc. (The), 7.88%	13,346	365,013
MetLife, Inc., Series A, 4.00%	7,645	160,010
MetLife, Inc., Series E, 5.63%	7,629	179,663
PartnerRe Ltd. (Bermuda), Series H, 7.25%	13,972	351,955
Prudential Financial, Inc., 5.70%	7,680	179,174
Prudential Financial, Inc., 5.75%	7,661	181,872
Prudential PLC (United Kingdom), 6.50%	7,249	189,416
Prudential PLC (United Kingdom), 6.75%	7,226	183,179
RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38%	8,094	167,951
RenaissanceRe Holdings Ltd. (Bermuda), Series F, 5.75%	7,589	165,668
Selective Insurance Group, Inc., 5.88%	15,103	361,717
Total Insurance		4,534,976
Machinery—2.4%
Stanley Black & Decker, Inc., 5.75%	14,993	355,484

Mortgage Real Estate Investment—0.2%
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	1,323	33,141

Total Preferred Stocks
(Cost $16,452,911)		14,921,910

MONEY MARKET FUND—0.2%
Goldman Sachs Financial Square Fund - Government Fund, 2.34% (a) (Cost $28,130)	28,130	$28,130
Total Investments—99.7% (Cost $16,481,041)		$14,950,040
Other Assets in Excess of Liabilities—0.3%		51,950
Net Assets—100.0%		$15,001,990

(a)	Rate shown represents annualized 7-day yield as of December 31, 2018.

See accompanying Notes to Schedule of Investments.

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments, CONTINUED

December 31, 2018 (unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$14,921,910	$–	$–	$14,921,910
Money Market Fund	28,130	–	–	28,130
Total	$14,950,040	$–	$–	$14,950,040

As of December 31, 2018 there were no Level 3 investments held in the Fund.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

1.	ORGANIZATION

The Innovator ETFs Trust II (the "Trust"), formerly Elkhorn ETF Trust, was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Innovator S&P Investment Grade Preferred ETF, (the "Fund") is presented herein.

The Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies".

2.	SECURITIES VALUATION

Investment Valuation:

The Fund calculates its net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange other than The Nasdaq Stock Market ("Nasdaq") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on Nasdaq are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on Nasdaq, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value, the Adviser determines the price of the security held by the Fund based on a determination of the security's fair value pursuant to policies and procedures approved by the Board of Trustees (the "Board"). In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

NOTES TO SCHEDULE OF INVESTMENTS, CONTINUED

December 31, 2018 (unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities. Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund's investments at December 31, 2018, is disclosed at the end of the Fund's Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, President and Chief Executive Officer (principal executive officer)

Date	3/01/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, President and Chief Executive Officer (principal executive officer)

Date	3/01/2019

By (Signature and Title)*	/s/ John Southard
John Southard, Chief Financial Officer (principal financial officer)

Date	3/01/2019

* Print the name and title of each signing officer under his or her signature.